Income Tax Reconciliation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Income tax benefit at federal statutory rate	$ (2,333,000)	$ (6,960,000)	$ (2,943,000)
State tax provision, net of federal tax benefit	(661,000)	(604,000)	(437,000)
Tax credits	(82,000)	(57,000)	(26,000)
Stock option permanent differences	85,000	43,000	33,000
Derivative warrant permanent differences	(1,926,000)	3,636,000	16,000
Change in valuation allowance	4,858,000	5,320,000	2,543,000
Change in uncertain tax positions		(1,395,000)	1,003,000
Other	59,000	17,000	(189,000)
Provision for income taxes
Income tax benefit at federal statutory rate	35.00%	35.00%	35.00%
State tax provision, net of federal tax benefit	9.50%	3.00%	5.20%
Tax credits	1.10%	0.30%	0.30%
Stock option permanent differences	(1.20%)	(0.20%)	(0.40%)
Derivative warrant permanent differences	26.00%	(18.20%)	(0.20%)
Change in valuation allowance	(70.20%)	(26.80%)	(30.30%)
Change in uncertain tax positions	0.00%	7.00%	(11.90%)
Other	(0.20%)	(0.10%)	2.30%
Provision for income taxes	0.00%	0.00%	0.00%